Non-Controlling Interests - Subsidiaries and Operations with Non-Controlling Interests (Details) shares in Millions			1 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended			19 Months Ended
	Aug. 01, 2017 shares	Jul. 31, 2017	Jan. 05, 2016	Dec. 31, 2017	Nov. 25, 2015	Dec. 31, 2017	Dec. 31, 2016 MW	May 06, 2015	Jul. 31, 2017	May 07, 2015 MW
TransAlta Cogeneration L.P.
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests						49.99%	49.99%
TransAlta Renewables
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests						36.00%	40.20%
Proportion of equity participation in subsidiary			62.00%	64.00%	72.80%			70.30%	59.80%
TransAlta Renewables | Kent Hills wind farm
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests							17.00%
Capacity of facility (in megawatts) | MW							150
Australian Assets
Disclosure of subsidiaries [line items]
Capacity of facility (in megawatts) | MW										575
TransAlta Renewables | Australian Assets
Disclosure of subsidiaries [line items]
Proportion of equity participation in subsidiary	64.00%	59.80%
TransAlta Renewables | Class B shares | Australian Assets
Disclosure of subsidiaries [line items]
Shares offered for conversion | shares	26.1
TransAlta Renewables | Common shares | Australian Assets
Disclosure of subsidiaries [line items]
Equity securities received upon conversion of shares | shares	26.4